Property, Plant and Equipment, net (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 7,891,661	$ 7,853,456
Less: Accumulated depreciation	(5,618,032)	(5,375,544)
Property, plant and equipment, net	2,273,629	2,477,912
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	5,689,821	5,631,049
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,274,799	1,311,624
Electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	197,454	193,912
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	38,926	38,524
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	538,058	545,008
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 152,603	$ 133,339